	SIM GLOBAL MANAGED ACCUMULATION FUND
Schedule of Investments		January 31, 2022 (unaudited)
		Shares	Fair Value
85.61%	MUTUAL FUNDS
43.51%	BLEND LARGE CAP
	DFA U.S. Large Company Portfolio . . . .	39,782	1,278,196
42.10%	FOREIGN BLEND
	DFA Large Cap International Portfolio
	Institutional Class . . . . . . . . . .	12,774	339,022
	DFA World Core Equity Portfolio
	Institutional Class . . . . . . . . . .	41,207	897,901
			1,236,923
85.61%	TOTAL MUTUAL FUNDS . . . . . . . . . . . . . . . .		2,515,119
11.83%	EXCHANGE TRADED FUNDS
11.83%	GLOBAL
	iShares MSCI Global Min Vol Factor ETF .	3,364	347,602
	TOTAL EXCHANGE TRADED FUNDS . . . . . . . . . .		347,602
3.64%	MONEY MARKET FUND
	Federated Institutional Prime Obligation
	Fund Institutional Class 0.2%* . . . . .	106,887	106,919
101.08%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		2,969,640
(1.08%)	Liabilities, in exxcess of other assets . . . . . . . . . . . . . . . . . . . . .		(31,603)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$ 2,938,037

* Effective 7 day yield as of January 31, 2022

See Notes to Financial Statements

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

1

QUARTERLY REPORT

SIM GLOBAL MANAGED ACCUMULATION FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . .	$ 2,515,119	$—	$—	$2,515,119
Exchange Traded Funds . .	347,602	—	—	347,602
Money Market . . . . . .	106,919	—	—	106,919
Total Investments . . . . .	$ 2,969,640	$—	$—	$2,969,640

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022.

At January 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,820,204 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$160,739
Gross unrealized depreciation . . . .	(11,303)
Net unrealized appreciation . . . . .	$149,436

2

QUARTERLY REPORT